Net profit per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Computation of Earnings Per Share
Basic net profit per share and diluted net profit per share have been calculated in accordance with ASC Topic 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Basic net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,469,074	2,372,850	1,972,700

Denominator:
Weighted average number of ordinary shares outstanding - basic	1,498,780,165	1,525,814,189	1,477,162,991

Net profit per share attributable to FinVolution Group’s ordinary shareholders - basic	1.65	1.56	1.34
Dilute net profit per share calculation:
Numerator:
Net profit attributable to FinVolution Group’s ordinary shareholders	2,469,074	2,372,850	1,972,700
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,498,780,165	1,525,814,189	1,477,162,991
Ordinary shares issuable upon the exercise of outstanding stock options using the treasury stock method	98,670,254	23,831,652	9,801,862
Ordinary shares issuable upon the vesting of outstanding restricted share units using the treasury stock method	2,141,812	2,777,219	4,360,567
Weighted average number of ordinary shares outstanding - diluted	1,599,592,231	1,552,423,060	1,491,325,420

Net profit per share attributable to FinVolution Group’s ordinary shareholders - diluted	1.54	1.53	1.32